Borrowings Under Credit Facilities and Promissory Note Payable (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Borrowings under credit facilities and promissory note
Carrying Value	$ 228,000	$ 175,306
Promissory note payable	9,040
Borrowings under credit facilities and promissory note payable
Borrowings under credit facilities and promissory note
Pledged Assets Carrying Value	270,572	205,678
Carrying Value	237,040	175,306
Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Pledged Assets Carrying Value		205,678
Promissory note
Borrowings under credit facilities and promissory note
Pledged Assets Carrying Value	10,829
Lender 1 | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Maximum Facility Size	250,000
Pledged Assets Carrying Value	236,429	205,678
Carrying Value	$ 205,289	175,306
Lender 1 | Borrowings under credit facilities | Minimum | One month LIBOR
Borrowings under credit facilities and promissory note
Pricing (as a percent)	2.50%
Lender 1 | Borrowings under credit facilities | Maximum | One month LIBOR
Borrowings under credit facilities and promissory note
Pricing (as a percent)	3.50%
Lender 2 | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Maximum Facility Size	$ 50,000
Pledged Assets Carrying Value	23,314
Carrying Value	$ 22,711	0
Lender 2 | Borrowings under credit facilities | One month LIBOR
Borrowings under credit facilities and promissory note
Pricing (as a percent)	1.75%
Lender 3 | Promissory note
Borrowings under credit facilities and promissory note
Pricing (as a percent)	2.75%
Maximum Facility Size	$ 9,164
Pledged Assets Carrying Value	10,829	$ 0
Promissory note payable	$ 9,040